UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

March 31, 2011

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  May 13, 2011


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	78
Form 13F Information Table Value Total:	$197,081

List of Other Included Managers:

No. 13F File Number		Name





            FORM 13F










 AS OF MARCH 31, 2011





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a)
Sole
As
Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804104
         3,007,715
             42,560
X


Walter Harrison
X


ABERCROMBIE & FITCH CO.
Common
002896207
         1,467,500
             25,000
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
         2,273,721
             87,350
X


Walter Harrison
X


ANALOG DEVICES, INC. CMN
Common
032654105
         1,012,066
             25,700
X


Walter Harrison
X


AON CORPORATION
Common
037389103
         1,641,760
             31,000
X


Walter Harrison
X


APPLE, INC CMN
Common
037833100
         2,091,045
                6,000
X


Walter Harrison
X


AUGUSTA RESOURCE CORPORATION
Common
050912203
            431,433
             84,100
X


Walter Harrison
X


BANK OF AMERICA CORP CMN
Common
060505104

            706,037

             52,966
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         3,631,236
           121,568
X


Walter Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901108
         1,297,750
             25,000
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         2,685,978
             29,371
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         2,647,396
           109,487
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         2,472,724
             47,589
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      36,321,804
           315,184
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         3,632,370
           211,800
X


Walter Harrison
X


CONSTANT CONTACT INC CMN
Common
210313102
         1,279,085
             36,650
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
         6,640,920
           193,500
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         3,146,772
             98,924
X


Walter Harrison
X


DECKERS OUTDOORS CORP CMN
Common
243537107
         2,070,615
             24,035
X


Walter Harrison
X


DOW CHEMICAL CO CMN
Common
260543103
         2,646,275
             70,100
X


Walter Harrison
X


EBAY INC
Common
278642103
         1,334,720
             43,000
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         4,958,752
           186,700
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         4,876,354
             55,300
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         2,758,595
           146,500
X


Walter Harrison
X


GENERAL MARITIME CORPORATION
Common
Y2693R101
         1,025,000
           500,000
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
         1,698,800
             40,000
X


Walter Harrison
X


GOLD RESOURCE CORP CMN
Common
38068T105
            678,810
             25,500
X


Walter Harrison
X


GOLDCORP INC CMN
Common
380956409
         1,449,180
             29,100
X


Walter Harrison
X


GOLDMAN SACHS GROUP
Common
38141G104
            793,000
                5,000
X


Walter Harrison
X


GOOGLE, INC. CMN CLASS A
Common
38259P508
         2,992,476
                5,100
X


Walter Harrison
X


GUESS?, INC CMN
Common
401617105
         1,794,360
             45,600
X


Walter Harrison
X


HALLIBURTON COMPANY CMN
Common
406216101
         1,196,160
             24,000
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
              93,461
             52,506
X


Walter Harrison
X


JPMORGAN CHASE & CO CMN
Common
46625H100
         1,383,000
             30,000
X


Walter Harrison
X


JUNIPER NETWORKS, INC
Common
48203R104
            231,440
                5,500
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
         1,053,404
           107,600
X


Walter Harrison
X


KOHLS CORP (WISCONSIN), CMN
Common
500255104
            848,640
             16,000
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
              16,244
                   518
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
            170,159
             63,022
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIES A INTERACTIVE
Common
53071M104
            962,400
             60,000
X


Walter Harrison
X


LRAD CORP CMN
Common
50213V109
            167,400
             60,000
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
            347,984
             95,600
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         4,768,110
             69,750
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
         1,031,108
           102,700
X


Walter Harrison
X


MCDERMOTT INTL CMN
Common
580037109
         1,498,010
             59,000
X


Walter Harrison
X


MCMORAN EXPLORATION INC
Common
582411104
         2,941,631
           166,100
X


Walter Harrison
X


MEAD JOHNSON NUTRITION CO CMN CLASS A
Common
582839106
         1,158,600
             20,000
X


Walter Harrison
X


MEDIAMIND TECHNOLOGIES, INC CMN
Common
58449C100
            968,495
             70,130
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         3,784,000
             22,000
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         2,184,810
             86,050
X


Walter Harrison
X


NEWELL RUBBERMAID INC
Common
651229106
            344,340
             18,000
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,150,569
             66,661
X


Walter Harrison
X


NOVELLUS SYSTEMS INC CMN
Common
670008101
         1,410,940
             38,000
X


Walter Harrison
X


OIL SERVICE HOLDRS TRUST CMN
Common
678002106
         2,465,400
             15,000
X


Walter Harrison
X


ORACALE CORPORATION CMN
Common
68389X105
         1,337,300
             40,000
X


Walter Harrison
X


PARAMETRIC SOUNDS CORPORATION CMN
Common
699172102
            143,418
           231,319
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         4,768,020
             72,650
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,672,839
             55,650
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
         1,426,880
             14,000
X


Walter Harrison
X


PLAINS EXPL & PROD CO
Common
726505100
         1,992,650
             55,000
X


Walter Harrison
X


POTASH CORP. OF SASKATCHEWAN CMN
Common
73755L107
         1,473,250
             25,000
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         1,963,220
           265,300
X


Walter Harrison
X


QUALCOMM INC. CMN
Common
747525103
         2,302,860
             42,000
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
         1,074,959
           157,850
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         5,723,939
           368,099
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                5,404
                     51
X


Walter Harrison
X


STORAGENETWORKS INC. CMN
Common
86211E103
                       -
             95,289
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         6,480,158
           129,164
X


Walter Harrison
X


TIME WARNER CABLE INC, CMN
Common
88732J207
         2,710,920
             38,000
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         6,477,491
           245,081
X


Walter Harrison
X


UNITED STATES STEEL CORP CMN
Common
912909108
         1,898,310
             35,193
X


Walter Harrison
X


VEECO INSTRUMENTS CMN
Common
922417100
         1,016,800
             20,000
X


Walter Harrison
X


VISA INC.
Common
92826C839
         3,622,104
             49,200
X


Walter Harrison
X


VODAFONE GROUP PLC SPONSORED ADR CMN
Common
92857W209
         1,990,938
             69,250
X


Walter Harrison
X


WELLPOINT, INC. CMN
Common
94973V107
         5,701,843
             81,700
X


Walter Harrison
X


WHIRLPOOL CORP
Common
963320106
            938,960
             11,000
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         3,789,804
             93,900
X


Walter Harrison
X


YAHOO INC CMN
Common
984332106
         2,928,174
           175,550
X


Walter Harrison
X














Total Market Value


197,080,795








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